Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Equipment

Equipment consists of the following (in thousands):

	Est. Useful Lives	December 31, 2015	December 31, 2014
Computer and software	5 years	$-	$190
Furniture and equipment	3-5 years	83	312
Machinery and equipment	1-8 years	59	-
Autos	3 -5 years	35	-
Leasehold improvements	1-3 years	14	11
Total equipment		191	513
Less accumulated depreciation		(28)	(510)

Property and Equipment, Net		$163	$3

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive equity securities outstanding as of June 30, 2016 and as of December 31, 2015 were not included in the computation of dilutive loss per common share because the effect would have been anti-dilutive (in thousands):

	June 30, 2016	December 31, 2015
Common shares issuable under:
Convertible notes	46,174	10,930
Convertible Series I Preferred Stock	1,897	1,410
Convertible Series J Preferred Stock	510	116
Stock options	1,523	492
Warrants	293	270
Unvested restricted common stock	45	67
	50,442	13,285

The following potentially dilutive equity securities outstanding as of December 31, 2015 and 2014 were not included in the computation of dilutive loss per common share because the effect would have been anti-dilutive (in thousands):

	December 31, 2015	December 31, 2014
Common shares issuable under:
Convertible notes	546,524	84,784
Convertible Series I Preferred Stock	70,490	38,078
Convertible Series J Preferred Stock	5,814	—
Stock options	24,596	2,856
Warrants	13,490	4,490
Unvested restricted common stock	3,332	3,432
	664,426	133,640

Schedule of Inventories

Inventories consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
Finished goods of Caregiver® non-contact thermometers	$58	$15
Materials inventory	534	966
Mobile vehicle inventory	66	787
	$658	$1,768

Inventories consisted of the following:

	December 31, 2015	December 31, 2014
Finished goods of non-contact thermometers	$14,965	$—
Materials inventory	966,162	—
Mobile vehicle inventory	787,318	—
	$1,768,445	$—